Equity (Details) - USD ($)			12 Months Ended
	Dec. 31, 2014	Nov. 19, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity
Cash distribution			$ 67,282,062	$ 25,716,825	$ 32,197,602
Gross proceeds, sale of units			39,272,905
Pay down of revolving credit facility			$ 1,000,000
Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Equity
Distribution, units issued		1,952,665
Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Equity
Unit interest owned (as a percent)			40.00%
Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Equity
Distribution, units issued		1,068,114
Distribution of units and cash for assets and liabilities of Fund A and Fund D | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Equity
Cash distribution		$ 59,667,292
Initial public offering
Equity
Net proceeds, IPO		82,003,584
Payment of underwriting discounts, structuring fees, and other offering costs		9,519,321
Initial public offering | Senior secured revolving credit facility
Equity
Pay down of revolving credit facility			$ 19,157,418
Payment of commitment fees and expenses			$ 2,907,382
Initial public offering | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Equity
Cash distribution		$ 59,667,292
Initial public offering | Common Unitholders, Public
Equity
Unit interest owned (as a percent)		35.10%
Initial public offering | Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Equity
Distribution, units issued		1,952,665
Initial public offering | Subordinated Unitholder, Landmark
Equity
Unit interest owned (as a percent)	40.00%
Initial public offering | Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Equity
Distribution, units issued		1,068,114
IPO, Public | Common Unitholders, Public
Equity
Units issued		2,750,000
Gross proceeds, sale of units		$ 52,250,000
Over-allotment option | Common Unitholders, Public
Equity
Units issued		100,000
Sale to affiliate | Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Equity
Units issued		2,066,995
Unit offering price (in dollars per share)		$ 19.00
Gross proceeds, sale of units		$ 39,272,905